Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2026
Foreign currency assets and liabilities
Foreign currency assets and liabilities

32. Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item / Currency (3)	Amount (1)	Argentinian Peso exchange rate (2)	06.30.2026	06.30.2025
Assets
Trade and other receivables
US Dollar	44.17	1,473.00	65,058	46,762
Euros	0.01	1,681.28	17	19
Receivables with related parties:
US Dollar	27.21	1,482.00	40,320	42,201
Total trade and other receivables			105,395	88,982
Investments in financial assets
US Dollar	89.12	1,473.00	131,270	183,258
Pounds	0.48	1,952.02	940	1,167
New Israel Shekel	7.56	497.68	3,760	3,588
Investments with related parties:
US Dollar	13.88	1,482.00	20,576	7,818
Total investments in financial assets			156,546	195,831
Derivative financial instruments
US Dollar	0.01	1,473.00	17	-
Total Derivative financial instruments			17	-
Cash and cash equivalents
US Dollar	59.41	1,473.00	87,517	218,300
Uruguayan pesos	0.08	36.96	3	3
Pounds	-	1,952.02	4	5
Euros	0.02	1,681.28	37	15
New Israel Shekel	-	497.68	-	1
Brazilian Reais	-	283.00	-	3
Total cash and cash equivalents			87,561	218,327
Total Assets			349,519	503,140
Liabilities
Trade and other payables
US Dollar	30.51	1,482.00	45,212	43,271
Uruguayan pesos	0.81	36.96	30	31
Payables to related parties:
US Dollar	7.96	1,482.00	11,795	12,875
Total Trade and other payables			57,037	56,177
Borrowings
US Dollar	677.75	1,482.00	1,004,431	867,437
Borrowings with related parties
US Dollar	0.30	1,482.00	442	1,621
Total Borrowings			1,004,873	869,058
Derivative financial instruments
US Dollar	-	1,482.00	-	39
Total derivative financial instruments			-	39
Lease liabilities
US Dollar	6.31	1,482.00	9,353	5,776
Total lease liabilities			9,353	5,776
Provisions
New Israel Shekel	94.77	497.68	47,163	42,552
Total Provisions			47,163	42,552
Total Liabilities			1,118,426	973,602

(1)	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group’s functional currency at each year-end.
(2)	Exchange rate as of June 30, 2026, according to Banco Nación Argentina and Central Bank of the Argentine Republic records.
(3)	The Group uses derivative instruments as a complement in order to reduce its exposure to exchange rate movements (see Note 14).